CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 4,626,799	$ 2,167,718
Accounts receivable, net of allowance for doubtful accounts of $1,502,862 and $1,392,727 at December 31, 2011 and 2010, respectively	12,307,677	17,904,174
Other receivables, net	1,655,766	723,368
Advances to suppliers	8,955,688	3,523,727
Inventories	3,979,034	5,224,257
Costs and estimated earnings in excess of billings	4,413,482	2,690,199
Restricted cash	577,872	921,874
Due from the related parties	76,037	82,191
Total Current Assets	36,592,355	33,237,508
Property, plant and equipment, net of accumulated depreciation of $1,667,572 and $942,207 at December 31, 2011 and 2010, respectively	14,588,952	3,208,396
Intangible asset, net	1,067,336	1,043,694
Prepaid expense - Long-term	0	101,438
Total Assets	52,248,643	37,591,036
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term loans	3,491,620	1,510,000
Accounts payable and accrued expenses	14,202,819	7,502,717
Advances from customers	5,313,646	1,173,015
Unearned lease income	0	748,333
Taxes payable	4,591,302	5,050,588
Billings in excess of costs and estimated earnings	0	896,649
Other payables	480,817	323,017
Due to related parties	53,972	0
Long-term loan due within one year	476,138
Total Current Liabilities	28,610,314	17,204,319
Long-term loan	1,110,962	0
Shareholders' Equity:
Ordinary Shares ($0.001 par value per share, 49,000,000 authorized shares, 7,971,465 and 7,949,965 issued and outstanding)	7,972	7,950
Additional paid in capital	10,335,915	10,300,247
Statutory surplus reserves	3,024,562	3,024,562
Retained earnings	7,148,925	5,960,944
Accumulated other comprehensive income	2,009,993	1,093,014
Total Shareholders' Equity	22,527,367	20,386,717
Total Liabilities and Shareholders' Equity	$ 52,248,643	$ 37,591,036